OTHER INCOME	12 Months Ended
Dec. 31, 2017
Disclosure of other income [Abstract]
OTHER INCOME
NOTE 16   -    OTHER INCOME

Composition:

	Year ended December 31,
	2 0 1 7	2 0 1 6	2 0 1 5	2 0 1 7
	NIS	NIS	NIS	US Dollars

Operation Protective Edge	-	-	1,961	-
Capital gain on fixed assets realization	361	112	221	104
	361	112	2,182	104